INTANGIBLE ASSETS AND GOODWILL	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INTANGIBLE ASSETS AND GOODWILL
8.	INTANGIBLE ASSETS AND GOODWILL

Intangible assets

The amortization expense recorded for the six months ended June 30, 2026 and 2025 is $182,735 and nil, respectively.

For the six months ended June 30, 2026 and 2025, the Group identified certain impairment indicators and performed impairment testing on its software under development. The recoverable amount was determined using a discounted cash flow methodology and was assessed at approximately $1,697,000 and $1,697,000 as of June 30, 2026 and December 31, 2025, respectively.

Based on the impairment assessments performed, the recoverable amount exceeded the carrying amount of the software under development which was approximately $1,697,000 as of June 30, 2026 and, accordingly, no impairment loss was recognized during the period.

For the six months ended June 30, 2025, the Group recognized an impairment loss of approximately $4,063,000, which was recorded as "impairment loss on intangible assets" in the condensed consolidated statements of profit or loss and other comprehensive (loss) income.

Impairment test of goodwill

For the purpose of impairment testing, goodwill has been allocated to the Group’s cash-generating units ("CGUs") as follows:

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
CGUs:
Transocean Oil Pte. Ltd. ("Transocean")	5,551,429	5,551,429
YY Circle (HK) Pte Limited ("YYC HK")	2,260,054	2,260,054
YY Circle (Thailand) Company Limited ("YYC TH")	2,166,835	2,166,835
Property Facility Services Pte. Ltd. ("PFS")	644,292	644,292
	10,622,610	10,622,610
Multiple units without significant goodwill	737,393	737,393
	11,360,003	11,360,003
Impairment of goodwill - Transocean	(5,551,429)	(5,551,429)
Goodwill, net	5,808,574	5,808,574

The Group assessed all its goodwill-bearing CGUs for impairment as of June 30, 2026. A quantitative impairment assessment was performed for the PFS CGU. Based on the impairment assessments performed, management concluded that the recoverable amount of each goodwill-bearing CGU exceeded its respective carrying amount. Accordingly, no goodwill impairment loss was recognized during the six months ended June 30, 2026.

PFS

The PFS CGU is principally engaged in provision of integrated facilities management and property maintenance services, which represents a standalone operating entity acquired by the Group. The PFS CGU generates cash inflows that are largely independent from other assets or groups of assets within the Group.

The recoverable amount of this CGU was based on its value in use, determined by discounting future cash flows to be generated from the continuing use of the CGU.

The key assumptions used in the estimation of the recoverable amount are set out below. The values assigned to the key assumptions represent management’s assessment of future trends in the relevant industries and have been based on historical data from both external and internal sources.

	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
In percent
Pre-tax discount rate	14.82	15.50
Budgeted revenue growth rate (average of next five years)	5.00	3.60
Terminal value growth rate	1.60	1.60

The discount rate was a pre-tax measure estimated based on a weighted-average cost of capital approach, primarily driven by the cost of equity. The capital structure reflects minimal leverage based on comparable companies, and the cost of debt was estimated at approximately 4.57%, resulting in an overall discount rate of approximately 13.00%.

Revenue growth for the next five years was projected based on historical growth, industry trends, and market expectations, considering the Group’s continued expansion in IFM services, as well as its geographic expansion into new markets.

The cash flow projections included specific estimates for five years and a terminal growth rate thereafter. The terminal growth rate was determined based on management’s estimate of the long-term compound annual EBITDA growth rate, consistent with the assumptions that a market participant would make.

The estimated recoverable amount of the CGU exceeded its carrying amount by approximately $683,981. Management has identified that a reasonably possible change in the key assumption could cause the carrying amount to exceed the recoverable amount. The following table shows the amount by which the assumption would need to change individually for the estimated recoverable amount to be equal to the carrying amount.

	Change required for carrying amount to equal recoverable amount
	As of June 30, 2026 (Unaudited)	As of December 31, 2025
	$	$
In percent
Discount rate	2.80	23.46
Budgeted revenue growth rate (average of next five years)	(6.15)	(25.13)